Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Payables [Abstract]
Open debts	$ 9,825	$ 7,969
Checks payable		231
Total trade payables	$ 9,825	$ 8,200